Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
(11)
Income Taxes

The components of the net deferred tax asset at December 31, 2023 and 2022 were as follows:

	In Thousands
	2023	2022
Deferred tax asset:
Federal	$36,034	40,690
State	11,641	13,095
	47,675	53,785
Deferred tax liability:
Federal	(1,654)	(1,850)
State	(548)	(612)
	(2,202)	(2,462)
Net deferred tax asset	$45,473	51,323

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) at December 31, 2023 and 2022 were:

	In Thousands
	2023	2022
Financial statement allowance for credit losses in excess of tax allowance	$11,509	10,128
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,546)	(1,801)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,487	1,464
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Financial statement off-balance sheet exposure allowance for credit losses in excess of tax allowance	822	1,604
Unrealized loss on securities available-for-sale	31,195	39,073
Equity based compensation	1,355	1,224
Other items, net	978	(42)
Net deferred tax asset	$45,473	51,323

The components of income tax expense (benefit) at December 31, 2023, 2022 and 2021 are summarized as follows:

	In Thousands
	Federal	State	Total
2023
Current	$14,023	1,945	15,968
Deferred	(1,458)	(571)	(2,029)
Total	$12,565	1,374	13,939
2022
Current	$15,096	2,011	17,107
Deferred	(1,565)	(486)	(2,051)
Total	$13,531	1,525	15,056
2021
Current	$13,580	2,084	15,664
Deferred	(698)	(234)	(932)
Total	$12,882	1,850	14,732

A reconciliation of actual income tax expense of $13,939,000, $15,056,000 and $14,732,000 for the years ended December 31, 2023, 2022 and 2021, respectively, to the “expected” tax expense (computed by applying the statutory rate of 21% for 2023, 2022 and 2021 to earnings before income taxes) is as follows:

	In Thousands
	2023	2022	2021
Computed “expected” tax expense	$13,204	14,301	13,473
State income taxes, net of Federal income tax benefit	1,120	1,117	1,584
Tax exempt interest, net of interest expense exclusion	(190)	(274)	(237)
Earnings on cash surrender value of life insurance	(344)	(273)	(205)
Expenses not deductible for tax purposes	74	23	12
Equity based compensation	(46)	(55)	(28)
Other	121	217	133
	$13,939	15,056	14,732

Total income tax expense (benefit) for 2023, 2022 and 2021, includes $(264,000), $(423,000) and $7,000 of expense (benefit) related to the realized gain and loss on sale of securities, respectively.

As of December 31, 2023, 2022 and 2021 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

No valuation allowance for deferred tax assets was recorded at December 31, 2023 and 2022 as management believes it is more likely than not that all of the deferred tax assets will be realized against deferred tax liabilities and projected future taxable income. There were no unrecognized tax benefits during any of the reported periods.

The Company and Wilson Bank file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2020.